SHARE-BASED PAYMENTS - Share-based compensation expenses (Details) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Payments [Abstract]
Cost of revenues				$ 10	$ 9	$ 30
Selling and marketing expenses				295	336	429
Research and development expenses				104	87	257
General and administrative expense				612	740	1,060
Financial expenses from notes and loans					122
Total share-based compensation expenses	$ 886	$ 766		$ 1,021	$ 1,294	$ 1,776

[1]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.